Document and Entity Information - shares	3 Months Ended
	Nov. 30, 2016	Jan. 17, 2017
Document and Entity Information
Entity Registrant Name	Dominovas Energy Corp
Entity Trading Symbol	dnrg
Document Type	10-Q
Document Period End Date	Nov. 30, 2016
Amendment Flag	false
Entity Central Index Key	0001343254
Current Fiscal Year End Date	--08-31
Entity Common Stock, Shares Outstanding		840,010,384
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q1